Segment Information (Disclosure of information about segment information) (Details) - USD ($)	Apr. 30, 2022	Apr. 30, 2021
Disclosure of operating segments [line items]
Non-current assets	$ 119,094,608	$ 18,609,605
Canada [Member]
Disclosure of operating segments [line items]
Non-current assets	0	6,252,843
Mexico [Member]
Disclosure of operating segments [line items]
Non-current assets	$ 119,094,608	$ 12,356,762